UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2017

	Shares	Market Value
Common Stocks - 99.0%
China - 99.0%
Advertising - 1.3%
Focus Media Information Technology Co. Ltd. Class A(a)	34,700	$70,498

Auto Manufacturers - 2.6%
BYD Co. Ltd. Class A	4,700	34,662
Guangzhou Automobile Group Co. Ltd. Class A	4,500	17,315
SAIC Motor Corp. Ltd. Class A	20,389	93,473
		145,450

Banks - 37.3%
Agricultural Bank of China Ltd. Class A	305,600	158,827
Bank of Beijing Co. Ltd. Class A	93,560	126,674
Bank of China Ltd. Class A(a)	182,600	99,754
Bank of Communications Co. Ltd. Class A	173,400	157,710
Bank of Shanghai Co. Ltd. Class A(a)	5,300	19,986
China CITIC Bank Corp. Ltd. Class A	24,238	22,510
China Construction Bank Corp. Class A	78,000	70,827
China Everbright Bank Co. Ltd. Class A	120,700	72,176
China Merchants Bank Co. Ltd. Class A	101,828	359,480
China Minsheng Banking Corp. Ltd. Class A	174,920	212,295
Industrial & Commercial Bank of China Ltd. Class A	186,800	144,799
Industrial Bank Co. Ltd. Class A	120,032	298,802
Ping An Bank Co. Ltd. Class A(a)	62,424	86,546
Shanghai Pudong Development Bank Co. Ltd. Class A	119,281	222,787
		2,053,173

Beverages - 7.3%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,800	48,706
Kweichow Moutai Co. Ltd. Class A	3,347	233,178
Wuliangye Yibin Co. Ltd. Class A	14,900	122,450
		404,334

Coal - 1.1%
China Shenhua Energy Co. Ltd. Class A(b)(c)	17,567	57,814

Commercial Services - 0.4%
Shanghai International Port Group Co. Ltd. Class A	26,100	24,432

Computers - 2.0%
BOE Technology Group Co. Ltd. Class A(a)	179,400	110,191

Diversified Financial Services - 8.8%
CITIC Securities Co. Ltd. Class A	67,346	169,239
GF Securities Co. Ltd. Class A	21,741	55,373
Guotai Junan Securities Co. Ltd. Class A	28,600	86,608
Haitong Securities Co. Ltd. Class A	51,900	113,794
Huatai Securities Co. Ltd. Class A	22,600	59,730
		484,744

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)
June 30, 2017

	Shares	Market Value
Electric - 2.1%
China National Nuclear Power Co. Ltd. Class A	33,700	$38,861
China Yangtze Power Co. Ltd. Class A	34,300	77,889
		116,750

Electronics - 2.1%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	23,963	114,281

Engineering & Construction - 2.6%
China Communications Construction Co. Ltd. Class A	12,500	29,327
China Railway Construction Corp. Ltd. Class A	32,900	58,437
China Railway Group Ltd. Class A	44,500	56,965
		144,729

Home Furnishings - 3.5%
Midea Group Co. Ltd. Class A	30,590	194,393

Insurance - 14.2%
China Life Insurance Co. Ltd. Class A	12,645	50,372
China Pacific Insurance Group Co. Ltd. Class A	21,817	109,103
New China Life Insurance Co. Ltd. Class A	4,846	36,777
Ping An Insurance Group Co. of China Ltd. Class A	79,736	584,053
		780,305

Iron/Steel - 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	45,200	44,781

Miscellaneous Manufacturer - 1.9%
CRRC Corp. Ltd. Class A	71,630	107,030

Oil & Gas - 2.0%
China Petroleum & Chemical Corp. Class A	82,800	72,496
PetroChina Co. Ltd. Class A	35,100	39,853
		112,349

Pharmaceuticals - 1.4%
Jiangsu Hengrui Medicine Co. Ltd. Class A	10,100	75,442

Real Estate - 5.1%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A(a)	18,200	57,399
China State Construction Engineering Corp. Ltd. Class A	103,900	148,498
Poly Real Estate Group Co. Ltd. Class A	50,700	74,633
		280,530

Shipbuilding - 1.5%
China Shipbuilding Industry Co. Ltd. Class A(a)(b)(c)	89,400	81,970

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Telecommunications - 1.0%
China United Network Communications Ltd. Class A(a)(b)(c)	77,400	$55,540
Total Common Stocks (Cost $4,746,228)		5,458,736

Total Investments - 99.0% (Cost $4,746,228)#		5,458,736
Other assets in excess of liabilities - 1.0%		56,471
Total Net Assets - 100.0%		$5,515,207

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $195,324 or 3.5% of net assets.

(c)	Security deemed illiquid as of June 30, 2017.

#	Cost for federal income tax purposes as of June 30, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$932,456
Gross unrealized depreciation	(219,948)
Net unrealized appreciation	$712,508

Summary of Investments by Sector^
Financials	60.2%
Industrials	9.2
Consumer Staples	7.3
Consumer Discretionary	6.2
Information Technology	5.3
Energy	3.1
Real Estate	2.4
Utilities	2.1
Health Care	1.4
Telecommunication Services	1.0
Materials	0.8
Other assets in excess of liabilities	1.0
100.0%

^	As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

	Shares	Market Value
Common Stocks - 99.9%
China - 99.9%
Advertising - 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	$2,336

Aerospace/Defense - 1.0%
AECC Aero-Engine Control Co. Ltd. Class A	700	2,023
AECC Aviation Power Co. Ltd. Class A	700	2,822
AVIC Aircraft Co. Ltd. Class A	1,400	3,812
AVIC Helicopter Co. Ltd. Class A	300	2,027
Jihua Group Corp. Ltd. Class A	2,100	2,725
		13,409

Agriculture - 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,672
Heilongjiang Agriculture Co. Ltd. Class A	900	1,476
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)(b)(c)	1,960	1,013
		4,161

Airlines - 1.3%
Air China Ltd. Class A(a)	3,000	4,319
China Eastern Airlines Corp. Ltd. Class A	3,700	3,715
China Southern Airlines Co. Ltd. Class A	3,800	4,881
Hainan Airlines Holding Co. Ltd. Class A	6,400	3,043
Spring Airlines Co. Ltd. Class A	300	1,489
		17,447

Auto Manufacturers - 2.8%
Beiqi Foton Motor Co. Ltd. Class A	3,600	1,510
BYD Co. Ltd. Class A	700	5,162
China Avionics Systems Co. Ltd. Class A	800	2,052
Chongqing Changan Automobile Co. Ltd. Class A	2,000	4,258
FAW CAR Co. Ltd. Class A	800	1,201
Hubei Energy Group Co. Ltd. Class A	2,900	2,149
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,447
SAIC Motor Corp. Ltd. Class A	3,500	16,046
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	3,893
		37,718

Auto Parts & Equipment - 1.5%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,229
Huayu Automotive Systems Co. Ltd. Class A(a)	1,100	3,937
Wanxiang Qianchao Co. Ltd. Class A	1,440	2,258
Weichai Power Co. Ltd. Class A	1,600	3,118
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,200	4,531
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	840	2,412
		20,485

Banks - 15.1%
Agricultural Bank of China Ltd. Class A	33,800	17,567
Bank of Beijing Co. Ltd. Class A	7,200	9,748
Bank of China Ltd. Class A(a)	21,200	11,581
Bank of Communications Co. Ltd. Class A	18,700	17,008

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Banks - 15.1% (continued)
Bank of Nanjing Co. Ltd. Class A(a)	3,240	$5,363
Bank of Ningbo Co. Ltd. Class A	2,100	5,984
China CITIC Bank Corp. Ltd. Class A	4,200	3,901
China Construction Bank Corp. Class A	5,100	4,631
China Everbright Bank Co. Ltd. Class A	18,900	11,302
China Merchants Bank Co. Ltd. Class A	9,800	34,597
Huaxia Bank Co. Ltd. Class A	5,040	6,861
Industrial & Commercial Bank of China Ltd. Class A	23,200	17,983
Industrial Bank Co. Ltd. Class A	9,800	24,396
Ping An Bank Co. Ltd. Class A(a)	8,160	11,313
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	23,504
		205,739

Beverages - 5.7%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,488
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	400	5,127
Kweichow Moutai Co. Ltd. Class A	600	41,801
Luzhou Laojiao Co. Ltd. Class A	1,400	10,455
Tsingtao Brewery Co. Ltd. Class A	400	2,073
Wuliangye Yibin Co. Ltd. Class A	2,000	16,436
		77,380

Biotechnology - 0.4%
Hualan Biological Engineering, Inc. Class A	480	2,587
MeiHua Holdings Group Co. Ltd. Class A	3,100	2,595
		5,182

Building Materials - 0.8%
Anhui Conch Cement Co. Ltd. Class A	2,100	7,048
Luxin Venture Capital Group Co. Ltd. Class A	400	1,006
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,432
		10,486

Chemicals - 1.7%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	1,845
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,000	2,888
Kingenta Ecological Engineering Group Co. Ltd. Class A(a)	1,800	2,001
Qinghai Salt Lake Industry Co. Ltd. Class A	900	1,389
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	3,123
Tianqi Lithium Industries, Inc. Class A	500	4,012
Wanhua Chemical Group Co. Ltd. Class A	1,440	6,089
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,533
		23,880

Coal - 1.1%
China Shenhua Energy Co. Ltd. Class A(b)(c)	2,900	9,544
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,717
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,600	1,848
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,201
		15,310

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Commercial Services - 0.6%
Dalian Port PDA Co. Ltd. Class A	4,140	$1,809
Eternal Asia Supply Chain Management Ltd. Class A	1,000	1,274
Shanghai International Port Group Co. Ltd. Class A	3,300	3,089
Yingkou Port Liability Co. Ltd. Class A	2,900	1,469
		7,641

Computers - 2.3%
Aisino Corp. Class A	1,000	3,047
BOE Technology Group Co. Ltd. Class A(a)	16,100	9,889
Chengdu Santai Holding Group Co. Ltd. Class A(b)(c)	750	755
Dawning Information Industry Co. Ltd. Class A	300	1,246
DHC Software Co. Ltd. Class A	1,500	4,826
Fujian Newland Computer Co. Ltd. Class A(a)	900	3,015
GRG Banking Equipment Co. Ltd. Class A	900	1,104
Inspur Electronic Information Industry Co. Ltd. Class A	500	1,279
Tsinghua Tongfang Co. Ltd. Class A(b)(c)	1,600	3,336
Venustech Group, Inc. Class A	800	2,197
		30,694

Distribution/Wholesale - 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	2,130
Minmetals Development Co. Ltd. Class A(a)	500	916
Shanghai Jahwa United Co. Ltd. Class A	400	1,916
Sinochem International Corp. Class A	1,100	1,553
		6,515

Diversified Financial Services - 8.3%
Anxin Trust Co. Ltd. Class A	1,980	3,973
Bohai Financial Investment Holding Co. Ltd. Class A(a)	2,700	2,683
Changjiang Securities Co. Ltd. Class A	2,600	3,635
China Merchants Securities Co. Ltd. Class A	2,800	7,119
CITIC Securities Co. Ltd. Class A	4,700	11,811
Dongxing Securities Co. Ltd. Class A	900	2,291
Everbright Securities Co. Ltd. Class A(a)	1,600	3,527
Founder Securities Co. Ltd. Class A	4,400	6,451
GF Securities Co. Ltd. Class A	2,800	7,131
Guosen Securities Co. Ltd. Class A	2,200	4,304
Guotai Junan Securities Co. Ltd. Class A	2,400	7,268
Guoyuan Securities Co. Ltd. Class A	1,650	2,977
Haitong Securities Co. Ltd. Class A	3,900	8,551
Huatai Securities Co. Ltd. Class A	2,600	6,872
Industrial Securities Co. Ltd. Class A(a)	3,560	3,905
Northeast Securities Co. Ltd. Class A(a)	1,300	1,929
Orient Securities Co. Ltd. Class A(a)	2,700	5,545
Pacific Securities Co. Ltd. Class A	3,525	2,092
SDIC Essence Holdings Co. Ltd. Class A	1,300	2,985
Sealand Securities Co. Ltd. Class A	2,250	1,827
Shanxi Securities Co. Ltd. Class A	1,200	1,697
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	7,367
Sinolink Securities Co. Ltd. Class A	1,600	2,769
SooChow Securities Co. Ltd. Class A	1,300	2,156
Southwest Securities Co. Ltd. Class A(a)	3,000	2,485
		113,350

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Electric - 4.0%
China National Nuclear Power Co. Ltd. Class A	6,200	$7,149
China Yangtze Power Co. Ltd. Class A	7,200	16,350
GD Power Development Co. Ltd. Class A(b)(c)	9,400	4,996
Huadian Power International Corp. Ltd. Class A(a)	4,400	3,138
Huaneng Power International, Inc. Class A	3,700	4,010
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,378
SDIC Power Holdings Co. Ltd. Class A	3,600	4,199
Shanghai Electric Power Co. Ltd. Class A	1,200	2,142
Shenergy Co. Ltd. Class A	2,500	2,325
Shenzhen Energy Group Co. Ltd. Class A	2,100	2,087
Sichuan Chuantou Energy Co. Ltd. Class A(a)	2,300	3,335
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,789
		54,898

Electrical Components & Equipment - 1.1%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	1,796
Changyuan Group Ltd. Class A	720	1,445
China XD Electric Co. Ltd. Class A	2,800	2,299
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,777
Dongfang Electric Corp. Ltd. Class A	1,100	1,556
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,100	2,512
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,780
Zhongshan Broad Ocean Motor Co. Ltd. Class A	900	874
		15,039

Electronics - 3.1%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,982
GoerTek, Inc. Class A	1,600	4,555
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,950	23,607
Han’s Laser Technology Industry Group Co. Ltd. Class A	600	3,069
Luxshare Precision Industry Co. Ltd. Class A(a)	1,050	4,533
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b)(c)	2,300	2,808
Unigroup Guoxin Co. Ltd. Class A(b)(c)	300	1,365
		42,919

Energy-Alternate Sources - 0.2%
LONGi Green Energy Technology Co. Ltd. Class A	1,000	2,525

Engineering & Construction - 3.4%
China CAMC Engineering Co. Ltd. Class A	576	1,763
China Communications Construction Co. Ltd. Class A	2,100	4,927
China Gezhouba Group Co. Ltd. Class A	2,400	3,983
China National Chemical Engineering Co. Ltd. Class A	2,700	2,787
China Railway Construction Corp. Ltd. Class A	3,600	6,394
China Railway Group Ltd. Class A	7,400	9,473
Metallurgical Corp. of China Ltd. Class A(a)	6,700	4,956
Power Construction Corp. of China Ltd. Class A	4,000	4,677
Shanghai Construction Group Co. Ltd. Class A	3,142	1,772
Shanghai International Airport Co. Ltd. Class A	500	2,754
Shanghai Tunnel Engineering Co. Ltd. Class A(a)	1,700	2,535
		46,021

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Entertainment - 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	$5,050
Wanda Film Holding Co. Ltd. Class A	500	3,763
		8,813

Environmental Control - 0.8%
Beijing Capital Co. Ltd. Class A	2,600	2,526
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,250	3,086
Beijing SPC Environment Protection Tech Co. Ltd. Class A(a)	1,000	2,779
Tus-Sound Environmental Resources Co. Ltd. Class A	400	2,074
		10,465

Food - 1.9%
COFCO Tunhe Sugar Co. Ltd. Class A	1,100	1,533
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,700	5,961
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	9,563
Muyuan Foodstuff Co. Ltd. Class A	600	2,412
Shenzhen Agricultural Products Co. Ltd. Class A(b)(c)	900	1,204
Yonghui Superstores Co. Ltd. Class A	4,400	4,599
		25,272

Healthcare-Products - 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,416
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	450	1,573
		2,989

Healthcare-Services - 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A(b)(c)	1,620	4,841

Holding Companies-Diversified - 0.7%
Avic Capital Co. Ltd. Class A(a)	3,400	2,837
China Baoan Group Co. Ltd. Class A	1,215	1,451
Humanwell Healthcare Group Co. Ltd. Class A	700	2,028
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	3,100
		9,416

Home Furnishings - 2.8%
Hisense Electric Co. Ltd. Class A	700	1,568
Midea Group Co. Ltd. Class A	3,300	20,971
Qingdao Haier Co. Ltd. Class A	2,900	6,444
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,400	4,479
Sichuan Changhong Electric Co. Ltd. Class A(a)	2,400	1,283
TCL Corp. Class A(b)(c)	5,900	2,988
		37,733

Insurance - 5.1%
China Life Insurance Co. Ltd. Class A	2,300	9,162
China Pacific Insurance Group Co. Ltd. Class A	2,900	14,503
New China Life Insurance Co. Ltd. Class A	700	5,312
Ping An Insurance Group Co. of China Ltd. Class A	5,600	41,019
		69,996

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Internet - 0.2%
People.cn Co. Ltd. Class A	600	$1,167
Searainbow Holding Corp. Class A(a)(b)(c)	500	1,840
		3,007

Iron/Steel - 1.7%
Angang Steel Co. Ltd. Class A	2,700	2,256
Baoshan Iron & Steel Co. Ltd. Class A	8,824	8,742
Gansu Gangtai Holding Group Co. Ltd. Class A(a)	700	1,331
Hesteel Co. Ltd. Class A	5,700	3,526
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	18,060	5,840
Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,000	1,927
		23,622

Leisure Time - 0.3%
China International Travel Service Corp. Ltd. Class A	1,000	4,450

Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	4,100	4,922
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,104
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,254
		9,280

Machinery-Diversified - 0.8%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,240
Leo Group Co. Ltd. Class A	4,900	2,380
NARI Technology Co. Ltd. Class A	1,300	3,388
Shanghai Electric Group Co. Ltd. Class A(a)(b)(c)	3,200	3,576
		11,584

Media - 0.8%
China Media Group Class A(a)	1,100	1,644
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,752
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	2,950
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(b)(c)	1,430	2,232
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,585
		11,163

Metal Fabricate/Hardware - 0.3%
Jiangsu Shagang Co. Ltd. Class A(a)(b)(c)	800	1,904
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,979
		3,883

Mining - 2.2%
Aluminum Corp. of China Ltd. Class A(a)	5,300	3,537
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,844
Jiangxi Copper Co. Ltd. Class A	1,100	2,738
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,482
Shandong Gold Mining Co. Ltd. Class A	700	2,990
Shandong Nanshan Aluminum Co. Ltd. Class A	3,050	1,527
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	1,984
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	1,971
Western Mining Co. Ltd. Class A	2,400	2,725

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Mining - 2.2% (continued)
Xiamen Tungsten Co. Ltd. Class A	600	$1,904
Zhongjin Gold Corp. Ltd. Class A(a)	1,888	2,796
Zijin Mining Group Co. Ltd. Class A	7,500	3,798
		30,296

Miscellaneous Manufacturer - 1.9%
Anhui Zhongding Sealing Parts Co. Ltd. Class A(b)(c)	600	1,957
CRRC Corp. Ltd. Class A	10,900	16,287
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	3,987
Shenzhen O-film Tech Co. Ltd. Class A	1,250	3,353
		25,584

Oil & Gas - 1.5%
China Petroleum & Chemical Corp. Class A	13,100	11,470
PetroChina Co. Ltd. Class A	5,100	5,790
Wintime Energy Co. Ltd. Class A	5,000	2,636
		19,896

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,119
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,168
		3,287

Packaging & Containers - 0.1%
Org Packaging Co. Ltd. Class A(a)	1,200	1,132

Pharmaceuticals - 5.6%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,721
Beijing Tongrentang Co. Ltd. Class A	800	4,129
China National Accord Medicines Corp. Ltd. Class A	200	2,389
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,344
Dong-E-E-Jiao Co. Ltd. Class A	400	4,246
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,573
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,949
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,290
Harbin Pharmaceutical Group Co. Ltd. Class A	1,270	1,089
Huadong Medicine Co. Ltd. Class A	400	2,935
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,584	11,832
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	650	2,197
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	7,383
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A(a)	1,000	4,576
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A(b)(c)	640	1,912
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,632
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,547
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	1,707
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,680
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	864	2,327
Yunnan Baiyao Group Co. Ltd. Class A(a)	500	6,928
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,704
Zhejiang NHU Co. Ltd. Class A	600	1,720
		75,810

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	2,700	$1,650

Real Estate - 7.4%
Beijing Capital Development Co. Ltd. Class A	1,200	2,027
Beijing Urban Construction Investment & Development Co. Ltd. Class A(a)	900	1,932
China Fortune Land Development Co. Ltd. Class A	1,100	5,454
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A(a)	3,162	9,972
China State Construction Engineering Corp. Ltd. Class A	14,300	20,438
China Vanke Co. Ltd. Class A	5,000	18,434
Financial Street Holdings Co. Ltd. Class A	1,600	2,769
Gemdale Corp. Class A	2,400	4,064
Oceanwide Holdings Co. Ltd. Class A(a)	1,700	2,191
Poly Real Estate Group Co. Ltd. Class A	5,700	8,391
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,623
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,338
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,980	6,911
Shanghai SMI Holding Co. Ltd. Class A(a)	1,252	1,943
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,243
Suning Universal Co. Ltd. Class A	2,500	2,163
Tahoe Group Co. Ltd. Class A	500	1,231
Xinhu Zhongbao Co. Ltd. Class A	3,200	2,126
Youngor Group Co. Ltd. Class A	1,400	2,092
Zhongtian Financial Group Co. Ltd. Class A (a)	2,100	2,155
		100,497

Retail - 1.1%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	2,179
Shanghai Bailian Group Co. Ltd. Class A(a)	900	2,160
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	4,264
Suning Commerce Group Co. Ltd. Class A	3,900	6,478
		15,081

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,920	5,585

Shipbuilding - 0.9%
China CSSC Holdings Ltd. Class A(a)	800	2,701
China Shipbuilding Industry Co. Ltd. Class A(a)(b)(c)	8,800	8,069
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	400	1,617
		12,387

Software - 2.1%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,014
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A(a)	1,500	2,410
Hundsun Technologies, Inc. Class A	300	2,068
Iflytek Co. Ltd. Class A	1,300	7,658
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	1,200	2,270
NavInfo Co. Ltd. Class A	1,050	3,063
Neusoft Corp. Class A	600	1,378
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A(a)	400	1,038
Yonyou Network Technology Co. Ltd. Class A	700	1,769
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	5,388
		29,056

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Telecommunications - 1.8%
Addsino Co. Ltd. Class A	1,400	$2,160
China Spacesat Co. Ltd. Class A	600	2,466
China United Network Communications Ltd. Class A(a)(b)(c)	10,000	7,176
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,835
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,872
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,903
Guoxuan High-Tech Co. Ltd. Class A	300	1,398
ZTE Corp. Class A	1,800	6,309
		25,119

Toys/Games/Hobbies - 0.1%
Alpha Group Class A	700	1,747

Transportation - 1.7%
China High-Speed Railway Technology Co. Ltd. Class A	1,000	1,075
China Merchants Energy Shipping Co. Ltd. Class A(a)(b)(c)	2,800	2,133
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	2,126
COSCO Shipping Holdings Co. Ltd. Class A(a)(b)(c)	3,800	3,002
Daqin Railway Co. Ltd. Class A	7,100	8,795
Guangshen Railway Co. Ltd. Class A	3,000	2,002
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	3,420
		22,553

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A(a)	500	1,209

Total Common Stocks (Cost $1,399,759)		1,360,538

Total Investments - 99.9% (Cost $1,399,759)#		1,360,538
Other assets in excess of liabilities - 0.1%		1,242
Total Net Assets - 100.0%		$1,361,780

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $66,651 or 4.9% of net assets.
(c)	Security deemed illiquid as of June 30, 2017.

#    Cost for federal income tax purposes as of June 30, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$178,657
Gross unrealized depreciation	(217,878)
Net unrealized depreciation	$(39,221)

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

Summary of Investments by Sector^
Financials	28.8%
Industrials	15.8
Consumer Discretionary	10.1
Information Technology	8.7
Consumer Staples	8.3
Health Care	6.9
Materials	6.9
Real Estate	6.1
Utilities	4.5
Energy	3.1
Telecommunication Services	0.7
Other assets in excess of liabilities	0.1
100.0%

^	As a percentage of total net assets.

At June 30, 2017, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

					Unrealized
				Settlement	Appreciation/
Foreign Currency	Local Currency	Counterparty	Market Value	Date	(Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	9,270,169	Brown Brothers Harriman & Co.	$1,368,725	7/5/17	$1,504
Chinese Offshore Renminbi	195,283	Brown Brothers Harriman & Co.	28,833	7/5/17	127
Chinese Offshore Renminbi	97,197	Brown Brothers Harriman & Co.	14,351	7/5/17	93
					1,724
Contracts to Sell:
Chinese Offshore Renminbi	126,545	Brown Brothers Harriman & Co.	18,684	7/5/17	(169)
Chinese Offshore Renminbi	195,204	Brown Brothers Harriman & Co.	28,822	7/5/17	(323)
Chinese Offshore Renminbi	94,862	Brown Brothers Harriman & Co.	14,006	7/5/17	(63)
Chinese Offshore Renminbi	9,019,687	Brown Brothers Harriman & Co.	1,331,742	7/5/17	(7,148)
Chinese Offshore Renminbi	126,351	Brown Brothers Harriman & Co.	18,656	7/5/17	(46)
Chinese Offshore Renminbi	9,270,169	Brown Brothers Harriman & Co.	1,365,427	8/2/17	(1,325)
					(9,074)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(7,350)

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

	Shares	Market Value
Common Stocks - 94.3%
China - 94.3%
Advertising - 0.1%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,100	$1,835

Aerospace/Defense - 0.7%
AECC Aero-Engine Control Co. Ltd. Class A	300	867
AECC Aviation Power Co. Ltd. Class A	700	2,822
AVIC Aircraft Co. Ltd. Class A	1,100	2,995
AVIC Helicopter Co. Ltd. Class A	300	2,027
Jihua Group Corp. Ltd. Class A	1,600	2,076
		10,787

Agriculture - 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,672
New Hope Liuhe Co. Ltd. Class A(a)	2,100	2,549
		4,221

Airlines - 1.1%
Air China Ltd. Class H	4,000	4,126
China Eastern Airlines Corp. Ltd. Class H	6,000	3,705
China Southern Airlines Co. Ltd. Class H(a)	6,000	5,074
Hainan Airlines Holding Co. Ltd. Class A	5,600	2,662
Spring Airlines Co. Ltd. Class A	200	993
		16,560

Auto Manufacturers - 2.2%
BYD Co. Ltd. Class H	1,000	6,137
China Avionics Systems Co. Ltd. Class A	500	1,282
Chongqing Changan Automobile Co. Ltd. Class A	2,200	4,684
Great Wall Motor Co. Ltd. Class H	1,500	1,853
SAIC Motor Corp. Ltd. Class A	3,100	14,212
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	4,217
		32,385

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	5,382
Huayu Automotive Systems Co. Ltd. Class A(a)	1,300	4,653
Wanxiang Qianchao Co. Ltd. Class A	1,320	2,070
Weichai Power Co. Ltd. Class A	3,000	5,847
		17,952

Banks - 18.5%
Agricultural Bank of China Ltd. Class H(a)	50,000	23,638
Bank of Beijing Co. Ltd. Class A	11,880	16,085
Bank of China Ltd. Class H(a)	26,000	12,758
Bank of Communications Co. Ltd. Class H	37,000	26,120
Bank of Nanjing Co. Ltd. Class A(a)	3,600	5,959
Bank of Ningbo Co. Ltd. Class A	1,900	5,414
China CITIC Bank Corp. Ltd. Class H	4,000	2,450
China Construction Bank Corp. Class H	9,000	6,976
China Everbright Bank Co. Ltd. Class H	21,000	9,820

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Banks - 18.5% (continued)
China Merchants Bank Co. Ltd. Class H	13,500	$40,732
China Minsheng Banking Corp. Ltd. Class H	33,500	33,435
Huaxia Bank Co. Ltd. Class A	6,120	8,331
Industrial & Commercial Bank of China Ltd. Class H(a)	30,000	20,256
Industrial Bank Co. Ltd. Class A	13,500	33,606
Ping An Bank Co. Ltd. Class A(a)	8,500	11,784
Shanghai Pudong Development Bank Co. Ltd. Class A	10,725	20,032
		277,396

Beverages - 4.2%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	7,690
Kweichow Moutai Co. Ltd. Class A	500	34,834
Luzhou Laojiao Co. Ltd. Class A	700	5,228
Wuliangye Yibin Co. Ltd. Class A	1,800	14,793
		62,545

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,587

Building Materials - 2.5%
Anhui Conch Cement Co. Ltd. Class A	1,900	6,376
Gree Electric Appliances, Inc. of Zhuhai Class A	4,800	29,178
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,945
		37,499

Chemicals - 1.7%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	900	4,923
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	839
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,500	1,805
Kingenta Ecological Engineering Group Co. Ltd. Class A(a)	1,200	1,334
Qinghai Salt Lake Industry Co. Ltd. Class A	600	926
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,142
Tianqi Lithium Industries, Inc. Class A	600	4,815
Wanhua Chemical Group Co. Ltd. Class A	1,200	5,074
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	2,955
		24,813

Coal - 0.7%
China Shenhua Energy Co. Ltd. Class H	2,000	4,453
Shaanxi Coal Industry Co. Ltd. Class A(a)	1,800	1,879
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	2,072
Yanzhou Coal Mining Co. Ltd. Class H	2,000	1,794
		10,198

Commercial Services - 0.3%
Eternal Asia Supply Chain Management Ltd. Class A	1,200	1,529
Shanghai International Port Group Co. Ltd. Class A	3,300	3,089
		4,618

Computers - 2.0%
Aisino Corp. Class A	1,100	3,352
BOE Technology Group Co. Ltd. Class A(a)	22,800	14,004

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Computers - 2.0% (continued)
DHC Software Co. Ltd. Class A	800	$2,574
GRG Banking Equipment Co. Ltd. Class A	1,200	1,472
Inspur Electronic Information Industry Co. Ltd. Class A	600	1,534
Leshi Internet Information & Technology Corp. Beijing Class A(a)(b)(c)	900	4,077
Tsinghua Tongfang Co. Ltd. Class A(b)(c)	1,600	3,336
		30,349

Distribution/Wholesale - 0.6%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,195
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	100	273
Wuchan Zhongda Group Co. Ltd. Class A .	1,755	1,889
Xiamen C & D, Inc. Class A(a)	1,700	3,245
		8,602

Diversified Financial Services - 9.2%
Anxin Trust Co. Ltd. Class A	1,980	3,973
Bohai Financial Investment Holding Co. Ltd. Class A(a)	1,800	1,789
Changjiang Securities Co. Ltd. Class A	3,100	4,334
China Merchants Securities Co. Ltd. Class H	3,600	5,664
CITIC Securities Co. Ltd. Class H	9,000	18,611
Dongxing Securities Co. Ltd. Class A	500	1,273
Everbright Securities Co. Ltd. Class H .	2,000	2,737
Founder Securities Co. Ltd. Class A	3,900	5,718
GF Securities Co. Ltd. Class H	3,200	6,428
Guosen Securities Co. Ltd. Class A	2,400	4,695
Guotai Junan Securities Co. Ltd. Class A	4,500	13,627
Guoyuan Securities Co. Ltd. Class A	1,500	2,706
Haitong Securities Co. Ltd. Class H	11,600	18,756
Huatai Securities Co. Ltd. Class H(a)	4,400	8,456
Industrial Securities Co. Ltd. Class A(a)	5,190	5,694
Northeast Securities Co. Ltd. Class A(a)	1,280	1,899
Orient Securities Co. Ltd. Class H	8,000	7,646
Pacific Securities Co. Ltd. Class A	6,870	4,078
SDIC Essence Holdings Co. Ltd. Class A	1,100	2,525
Sealand Securities Co. Ltd. Class A	2,100	1,705
Shanxi Securities Co. Ltd. Class A	1,500	2,122
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	4,800
Sinolink Securities Co. Ltd. Class A	1,800	3,115
SooChow Securities Co. Ltd. Class A	2,300	3,814
Southwest Securities Co. Ltd. Class A(a)	2,700	2,236
		138,401

Electric - 2.5%
China National Nuclear Power Co. Ltd. Class A	4,700	5,420
China Yangtze Power Co. Ltd. Class A	6,300	14,306
GD Power Development Co. Ltd. Class A(b)(c)	11,300	6,006
SDIC Power Holdings Co. Ltd. Class A	3,200	3,733
Shanghai Electric Power Co. Ltd. Class A .	1,000	1,785
Sichuan Chuantou Energy Co. Ltd. Class A(a)	2,100	3,045
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,144
		37,439

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Electrical Components & Equipment - 0.3%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	$2,083
Xinjiang Goldwind Science & Technology Co. Ltd. Class H(a)	1,800	2,629
		4,712

Electronics - 2.3%
China Security & Fire Co. Ltd. Class A(a)(b)(c)	800	1,592
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,300	2,154
GoerTek, Inc. Class A	800	2,277
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,700	12,876
Han’s Laser Technology Industry Group Co. Ltd. Class A	900	4,603
Luxshare Precision Industry Co. Ltd. Class A(a)	750	3,238
Shenzhen Inovance Technology Co. Ltd. Class A	800	3,017
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b)(c)	4,100	5,006
		34,763

Engineering & Construction - 2.2%
China Communications Construction Co. Ltd. Class H	2,000	2,578
China Gezhouba Group Co. Ltd. Class A	2,700	4,481
China Railway Construction Corp. Ltd. Class H	3,500	4,565
China Railway Group Ltd. Class H	8,000	6,303
Metallurgical Corp. of China Ltd. Class H(a)	8,000	2,706
Power Construction Corp. of China Ltd. Class A	4,000	4,678
Shanghai Construction Group Co. Ltd. Class A	2,285	1,289
Shanghai International Airport Co. Ltd. Class A	800	4,407
Shanghai Tunnel Engineering Co. Ltd. Class A(a)	1,500	2,237
		33,244

Entertainment - 1.0%
Beijing Enlight Media Co. Ltd. Class A	800	967
Huayi Brothers Media Corp. Class A	1,798	2,148
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	5,941
Songcheng Performance Development Co. Ltd. Class A	500	1,541
Wanda Film Holding Co. Ltd. Class A	500	3,763
		14,360

Environmental Control - 0.5%
Beijing Capital Co. Ltd. Class A	1,600	1,554
Beijing Originwater Technology Co. Ltd. Class A	1,479	4,073
Tus-Sound Environmental Resources Co. Ltd. Class A	500	2,593
		8,220

Food - 1.9%
COFCO Tunhe Sugar Co. Ltd. Class A	1,000	1,394
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	3,156
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	19,126
Yonghui Superstores Co. Ltd. Class A	4,000	4,181
		27,857

Healthcare-Services - 0.2%
Shanghai RAAS Blood Products Co. Ltd. Class A(b)(c)	1,080	3,227

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Holding Companies-Diversified - 0.6%
Avic Capital Co. Ltd. Class A(a)	4,800	$4,004
China Baoan Group Co. Ltd. Class A	1,485	1,774
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,779
		8,557

Home Furnishings - 3.1%
Hisense Electric Co. Ltd. Class A	800	1,792
Midea Group Co. Ltd. Class A	4,450	28,279
Qingdao Haier Co. Ltd. Class A	2,900	6,444
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,900	6,079
TCL Corp. Class A(b)(c)	7,000	3,545
		46,139

Insurance - 7.2%
China Life Insurance Co. Ltd. Class H	2,000	6,111
China Pacific Insurance Group Co. Ltd. Class H	3,800	15,531
New China Life Insurance Co. Ltd. Class H	1,200	6,104
Ping An Insurance Group Co. of China Ltd. Class A	11,000	80,573
		108,319

Internet - 1.0%
East Money Information Co. Ltd. Class A	2,760	4,898
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,837
Ourpalm Co. Ltd. Class A	1,900	2,289
Searainbow Holding Corp. Class A(a)(b)(c)	700	2,577
Wangsu Science & Technology Co. Ltd. Class A	1,498	2,670
		14,271

Iron/Steel - 0.9%
Baoshan Iron & Steel Co. Ltd. Class A	6,828	6,765
Hesteel Co. Ltd. Class A	4,000	2,474
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	13,020	4,210
		13,449

Leisure Time - 0.2%
China International Travel Service Corp. Ltd. Class A	800	3,560

Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	3,600	4,321
XCMG Construction Machinery Co. Ltd. Class A	4,200	2,326
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	3,213
		9,860

Machinery-Diversified - 0.6%
CITIC Heavy Industries Co. Ltd. Class A(b)(c)	1,100	900
NARI Technology Co. Ltd. Class A	1,500	3,909
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,882
Siasun Robot & Automation Co. Ltd. Class A(a)	660	1,900
		9,591

Media - 0.7%
Beijing Gehua CATV Network Co. Ltd. Class A	700	1,505

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Media - 0.7% (continued)
China Media Group Class A(a)	1,700	$2,540
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	4,056
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(b)(c)	780	1,217
Wasu Media Holding Co. Ltd. Class A	200	441
Zhejiang Huace Film & TV Co. Ltd. Class A(a)	640	1,059
		10,818

Mining - 2.2%
Aluminum Corp. of China Ltd. Class H(a)	12,000	6,150
China Molybdenum Co. Ltd. Class H	9,000	3,448
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	3,345
Jiangxi Copper Co. Ltd. Class H	2,000	3,285
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	847
Shandong Gold Mining Co. Ltd. Class A	700	2,990
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,150
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,684
Zhongjin Gold Corp. Ltd. Class A(a)	1,534	2,272
Zijin Mining Group Co. Ltd. Class H(a)	16,000	5,289
		32,460

Miscellaneous Manufacturer - 2.0%
CRRC Corp. Ltd. Class H	14,000	12,591
Kangde Xin Composite Material Group Co. Ltd. Class A	3,198	10,633
Shenzhen O-film Tech Co. Ltd. Class A	2,000	5,366
Suzhou Victory Precision Manufacture Co. Ltd. Class A(a)(b)(c)	1,700	1,928
		30,518

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class A	11,100	9,719
PetroChina Co. Ltd. Class H	8,000	4,899
Wintime Energy Co. Ltd. Class A	3,300	1,740
		16,358

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	1,935
Sinopec Oilfield Service Corp. Class H(a)	4,000	630
		2,565

Pharmaceuticals - 3.6%
Aurora Optoelectronics Co. Ltd. Class A(a)(b)(c)	500	2,055
Beijing Tongrentang Co. Ltd. Class A	700	3,613
Dong-E-E-Jiao Co. Ltd. Class A	500	5,307
Huadong Medicine Co. Ltd. Class A	400	2,935
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,440	10,756
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	910	3,076
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	9,309
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H(a)	1,500	5,813
Tasly Pharmaceutical Group Co. Ltd. Class A	700	4,293
Yunnan Baiyao Group Co. Ltd. Class A(a)	500	6,929
		54,086

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	3,100	$1,895

Real Estate - 6.9%
Beijing Capital Development Co. Ltd. Class A	1,100	1,858
China Fortune Land Development Co. Ltd. Class A	1,300	6,445
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A(a)	2,302	7,260
China State Construction Engineering Corp. Ltd. Class A	15,100	21,581
China Vanke Co. Ltd. Class H(a)	10,400	29,447
Financial Street Holdings Co. Ltd. Class A	1,500	2,596
Gemdale Corp. Class A	2,200	3,726
Greenland Holdings Corp. Ltd. Class A	2,400	2,771
Poly Real Estate Group Co. Ltd. Class A	7,100	10,451
RiseSun Real Estate Development Co. Ltd. Class A	1,900	2,769
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,513
Shanghai SMI Holding Co. Ltd. Class A(a)	1,096	1,701
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,744
Xinhu Zhongbao Co. Ltd. Class A	3,400	2,259
Youngor Group Co. Ltd. Class A	2,240	3,347
Zhongtian Financial Group Co. Ltd. Class A(a)	2,700	2,771
		103,239

Retail - 1.0%
China Grand Automotive Services Co. Ltd. Class A	2,080	2,313
Shanghai Bailian Group Co. Ltd. Class A(a)	700	1,680
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,575
Suning Commerce Group Co. Ltd. Class A	4,200	6,976
		14,544

Semiconductors - 0.5%
Sanan Optoelectronics Co. Ltd. Class A	2,560	7,446

Shipbuilding - 0.7%
China CSSC Holdings Ltd. Class A(a)	700	2,364
China Shipbuilding Industry Co. Ltd. Class A(a)(b)(c)	8,800	8,068
		10,432

Software - 1.4%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,007
Hundsun Technologies, Inc. Class A	500	3,446
Iflytek Co. Ltd. Class A	900	5,302
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	900	1,702
Neusoft Corp. Class A	700	1,607
Shanghai 2345 Network Holding Group Co. Ltd. Class A	680	718
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A(a)	500	1,298
Wonders Information Co. Ltd. Class A(a)	700	1,504
Yonyou Network Technology Co. Ltd. Class A	900	2,275
Zhejiang Dahua Technology Co. Ltd. Class A	850	2,862
		21,721

Telecommunications - 1.7%
Beijing Xinwei Technology Group Co. Ltd. Class A(b)(c)	1,100	2,370
China Spacesat Co. Ltd. Class A	600	2,466
China United Network Communications Ltd. Class A(a)(b)(c)	8,100	5,812

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

	Shares	Market Value
Telecommunications - 1.7% (continued)
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	$2,883
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,696
ZTE Corp. Class H(a)	4,000	9,552
		25,779

Toys/Games/Hobbies - 0.1%
Alpha Group Class A	500	1,248

Transportation - 1.3%
China Merchants Energy Shipping Co. Ltd. Class A(a)(b)(c)	2,100	1,600
COSCO Shipping Develoment Co. Ltd. Class H(a)	8,000	1,763
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,309
Daqin Railway Co. Ltd. Class A	5,700	7,061
Guangshen Railway Co. Ltd. Class H	4,000	1,983
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	3,087
		18,803

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A(a)	500	1,209

Total Common Stocks (Cost $1,360,141)		1,411,437

Total Investments - 94.3% (Cost $1,360,141)#		1,411,437
Other assets in excess of liabilities - 5.7%		85,174
Total Net Assets - 100.0%		$1,496,611

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $53,316 or 3.6% of net assets.
(c)	Security deemed illiquid as of June 30, 2017.

#     Cost for federal income tax purposes as of June 30, 2017 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$202,608
Gross unrealized depreciation	(151,312)
Net unrealized appreciation	$51,296

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2017

Summary of Investments by Sector^
Financials	35.3%
Industrials	12.5
Consumer Discretionary	10.9
Information Technology	7.8
Consumer Staples	6.4
Materials	5.9
Real Estate	5.6
Health Care	4.4
Utilities	2.7
Energy	2.2
Telecommunication Services	0.6
Other assets in excess of liabilities	5.7
100.0%

^ As a percentage of total net assets.

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

June 30, 2017

1.	Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a “Fund” and collectively, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an “Index” and collectively, the “Indices”).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a. Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b. Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) duly approved by the Board of Trustees (the “Board”). Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and exchange-traded funds (“ETFs”) that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable net asset value (“NAV”). Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00pm Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as “tracking error.”

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2017, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At June 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$5,458,736	$5,263,412	$-	$195,324
Total Investments, at value	$5,458,736	$5,263,412	$-	$195,324

CSOP MSCI China A International Hedged ETF

At June 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,360,538	$1,293,887	$4,780	$61,871
Total Investments, at value	$1,360,538	$1,293,887	$4,780	$61,871

Other Financial Instruments
Forward Foreign Currency Contracts	$(7,350)	$-	$(7,350)	$-
Total Other Financial Instruments	$(7,350)	$-	$(7,350)	$-

CSOP China CSI 300 A-H Dynamic ETF

At June 30, 2017	Total	Level 1	Level 2	Level 3
Common Stocks	$1,411,437	$1,358,121	$-	$53,316
Total Investments, at value	$1,411,437	$1,358,121	$-	$53,316

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2017, there were following transfers: two securities transferred from Level 1 to Level 3, with a market value of $139,784, for the CSOP FTSE China A50 ETF Fund; fourteen securities transferred from Level 1 to Level 3, with a market value of $52,331, one security transferred from Level 2 to Level 3, with a market value of $1,840, ten securities transferred from Level 3 to Level 1, with a market value of $40,107, and one security transferred from Level 3 to Level 2, with a market value of $3,577 for CSOP MSCI China A International Hedged ETF; ten securities transferred from Level 1 to Level 3, with a market value of $36,614, one security transferred from Level 2 to Level 3, with a market value of 2,576, and eight securities transferred from Level 3 to Level 1, with a market value of $45,599 for CSOP China CSI 300 A-H Dynamic ETF.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2016, through June 30, 2017. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Common Stocks

Balance as of September 30, 2016	$-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(31,924)
Purchases	87,464
(Sales)	-
Transfer In	139,784
Transfer Out	-
Balance as of June 30, 2017	$195,324
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2017	$(31,924)

CSOP MSCI China A International Hedged ETF	Common Stocks

Balance as of September 30, 2016	$50,920
Total realized gain (loss)	1,236
Change in unrealized appreciation (depreciation)	214
Purchases	2,481
(Sales)	(3,467)
Transfer In	54,171
Transfer Out	(43,684)
Balance as of June 30, 2017	$61,871
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2017	$214

CSOP China CSI 300 A-H Dynamic ETF	Common Stocks

Balance as of September 30, 2016	$47,932
Total realized gain (loss)	725
Change in unrealized appreciation (depreciation)	5,334
Purchases	8,029
(Sales)	(2,295)
Transfer In	39,190
Transfer Out	(45,599)
Balance as of June 30, 2017	$53,316
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2017	$5,334

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP FTSE China A50 ETF

	Fair Value at	Valuation	Significant Unobservable
	June 30, 2017	Technique	Inputs	Input/Range
Common Stocks	$195,324	Market Approach	Adjustments to prior	Low – 0%
			transactions	(9/30/2016)
High – 0%
(6/30/2017)

CSOP MSCI China A International Hedged ETF

	Fair Value at	Valuation	Significant Unobservable
	June 30, 2017	Technique	Inputs	Input/Range
Common Stocks	$61,871	Market Approach	Adjustments to prior	Low – 0%
			transactions	(9/30/2016)
High – 0%
(6/30/2017)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at	Valuation	Significant Unobservable
	June 30, 2017	Technique	Inputs	Input/Range
Common Stocks	$53,316	Market Approach	Adjustments to prior	Low – 0%
			transactions	(9/30/2016)
High – 0%
(6/30/2017)

	Impact to Valuation	Impact to Valuation
Unobservable Input	if input increases	if input decreases
Adjustments to prior transactions	Increase	Decrease

c. Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d. Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e. Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (“RQFII”) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to “fair value” a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (“China” or the “PRC”) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchase on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Fund to invest in securities obtained via the program.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as Authorized Participants. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involve risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid- capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (“RMB”) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4. Recently Issued Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Final Rule”). The Final Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The compliance date for the Rule is August 1, 2017.

In December 2016, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.

The Final Rule was adopted to modernize the reporting of information by registered investment companies. It is designed to improve the quality and type of information that all funds provide to the SEC and investors. Among other things, the Final Rule requires that portfolio wide and position-level information and census information be provided in a “structured data format,” which will allow the SEC to more effectively analyze the data to respond to market and fund-specific events. There are four main components of the Final Rule: adoption of Form N-PORT for reporting portfolio-wide and position-level information, and the rescission of Form N-Q; adoption of Form N-CEN, for reporting census-type information, and the rescission of Form N-SAR; amendments to Regulation S-X to require (among other changes) standardized reporting of derivatives holdings in a fund’s financial statements; and amendments to Forms N-1A, N-3 and N-CSR to require certain disclosures regarding a fund’s securities lending activities. Compliance dates for the Final Rule are August 1, 2017 for Regulation S-X, Forms N-1A, N-3 and N-CSR amendments; June 1, 2018 for From N-CEN and June 1, 2019 for Form N-PORT as the Funds have less than $1 billion in assets.

Management is currently evaluating the implications of above announcements and their impact on financial statements disclosures.

5.	Subsequent Events

In preparing the Schedules of Investments, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

/s/ Ding Chen
By (Signature and Title)*

Ding Chen

President – Principal Executive Officer

Date:  August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: August 21, 2017

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date:  August 21, 2017

* Print name and title of each signing officer under his or her signature.